Supplemental cash flow information	12 Months Ended
Dec. 31, 2021
Statement Of Cash Flows Disclosure [Abstract]
Statements of cash flows
23.

Supplemental cash flow information
Other operating items included in the statements of cash flows are as follows:
2021 2020
Changes in non-cash working capital:
Accounts receivable $ (75,678) $ 143,717
Inventories 300,307 (376,908)
Supplies and prepaid expenses (5,908) (3,999)
Accounts payable and accrued liabilities 91,757 36,514
Reclamation payments (19,542) (17,640)
Other (3,683) 25,399
Total $ 287,253 $ (192,917)
The changes arising from financing activities were as follows:
Long-term Interest Lease Dividends Share
debt payable obligation payable capital Total
Balance at January 1, 2021 $ 995,541 $ 3,978 $ 7,951 $ - $ 1,869,710 $ 2,877,180
Changes from financing cash flows:
Dividends paid - - - (31,839) - (31,839)
Interest paid - (38,789) (188) - - (38,977)
Lease principal payments - - (2,727) - - (2,727)
Shares issued, stock option plan - - - - 26,771 26,771
Total cash changes - (38,789) (2,915) (31,839) 26,771 (46,772)
Non-cash changes:
Amortization of issue costs 709 - - - - 709
Dividends declared - - - 31,839 - 31,839
Interest expense - 38,369 188 - - 38,557
Right-of-use asset additions - - 477 - - 477
Other - - (783) - - (783)
Shares issued, stock option plan - - - - 6,876 6,876
Foreign exchange - - (46) - - (46)
Total non-cash changes 709 38,369 (164) 31,839 6,876 77,629
Balance at December 31, 2021 $ 996,250 $ 3,558 $ 4,872 $ - $ 1,903,357 $ 2,908,037